NOTE RECEIVABLE (Narrative) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable	$ 802,766	$ 0	$ 0
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable	802,766
Principal amount	$ 850,000
Interest rate	4.00%
Discount rate	8.00%